Staff expenses - Summary of staff expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff Expenses [Abstract]
Salaries	€ 4,145	€ 4,011	€ 3,751
Pension costs and other staff-related benefit costs	390	408	395
Social security costs	584	563	538
Share-based compensation arrangements	26	31	19
External employees	738	699	881
Education	47	47	43
Other staff costs	222	182	186
Total staff expenses	€ 6,152	€ 5,941	€ 5,812